TRADE AND NOTES RECEIVABLES	12 Months Ended
Dec. 31, 2018
TRADE AND NOTES RECEIVABLES
TRADE AND NOTES RECEIVABLES

14.    TRADE AND NOTES RECEIVABLES

	December 31,	December 31,
	2017	2018
Trade receivables	4,832,177	5,865,311
Less: provision for impairment	(546,102)	(659,261)
	4,286,075	5,206,050

Notes receivable	3,722,862	2,894,482

	8,008,937	8,100,532

As at December 31, 2018, except for trade and notes receivables of the Group amounting to RMB1,403 million (December 31, 2017: RMB1,094 million) which were denominated in USD, all trade and notes receivables were denominated in RMB.

Included in the Group’s trade and notes receivables are amounts due from the Group’s joint ventures and associates of RM820 million (December 31, 2017: RMB591 million) and RMB7 million (December 31, 2017: RMB97 million), respectively, which are repayable on credit terms similar to those offered to the major customers of the Group.

As at December 31, 2018, the Group had pledged notes receivable amounting to RMB934 million to exchange notes receivable (December 31, 2017: trade receivables amounting to RMB22 million and notes receivable amounting to RMB82 million for bank and other borrowings and to exchange notes receivable) as set out in note 24 to the financial statements.

Trade receivables are non-interest-bearing and are generally on terms of 3 to 12 months. Certain of the Group’s sales were on advance payments or documents against payment. In some cases, these terms are extended for qualifying long term customers that have met specific credit requirements. As at December 31, 2018, the ageing analysis of trade and notes receivables was as follows:

	December 31,	December 31,
	2017	2018
Within 1 year	6,289,931	6,212,537
Between 1 and 2 years	516,359	906,302
Between 2 and 3 years	338,334	158,162
Over 3 years	1,410,415	1,482,792
	8,555,039	8,759,793

Less: provision for impairment	(546,102)	(659,261)

	8,008,937	8,100,532

Impairment under IFRS 9 for the year ended December 31, 2018

An impairment analysis is performed at each reporting date using a provision matrix to measure expected credit losses. The provision rates are based on days past due for groupings of various customer segments with similar loss patterns (i.e., by geographical region, product type, customer type and rating, and coverage by letters of credit or other forms of credit insurance). The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.

Set out below is the information about the credit risk exposure on the Group's trade receivables using a provision matrix:

As at December 31, 2018

	Gross carrying	Expected credit	Expected credit
	amount	losses	loss rate（%）
Alumina and primary aluminum
Within 1 year	401,691	3,696	0.92
Between 1 and 2 years	55,766	6,179	11.08
Between 2 and 3 years	16,546	14,893	90.01
Over 3 years	379,213	359,759	94.87
	853,216	384,527
Trading
Within 1 year	473,153	662	0.14
Between 1 and 2 years	4,146	70	1.69
Between 2 and 3 years	74	3	4.05
Over 3 years	19,422	3,787	19.50
	496,795	4,522
Energy
Within 1 year	88,462	3,388	3.83
Between 1 and 2 years	3,217	685	21.29
Between 2 and 3 years	15,417	3,688	23.92
Over 3 years	12,710	6,216	48.91
	119,806	13,977
Corporate and other operating segments
Within 1 year	108,627	6,539	6.02
Between 1 and 2 years	10,974	7,767	70.78
Between 2 and 3 years	4,026	3,823	94.96
Over 3 years	25,800	25,142	97.45
	149,427	43,271

Individually assessed trade receivables	4,246,067	212,964
	5,865,311	659,261

Impairment under IAS 39 for the year ended December 31, 2017

The ageing analysis of the trade receivables as at December 31, 2017 that were not individually nor collectively considered to be impaired under IAS 39 is as follows:

December 31,
2017
Past due for 1 year	470,008
Past due for 1 to 2 years	298,008
Past due for over 2 years	781,832
1,549,848

Not past due	2,384,268

3,934,116

The credit quality of trade and notes receivables that are neither past due nor impaired was assessed by reference to the counterparties’ default history.

As at December 31, 2017, trade and notes receivables of RMB898 million of the Group were impaired and provisions of RMB546 million were made. The individually impaired receivables mainly relate to customers which are in unexpected difficult economic situations and it was expected that only a portion of these receivables would be recovered. The ageing analysis of these trade receivables is as follows:

December 31,
2017
Within 1 year	182,801
Between 1 and 2 years	46,351
Between 2 and 3 years	40,325
Over 3 years	628,584
898,061

Loss allowance for impairment	(546,102)

351,959

Movements in the loss allowance for impairment of trade and notes receivables are as follows:

	2017	2018
As at January 1	507,593	546,102
Effect of adoption of IFRS 9	—	112,407
At beginning of year	507,593	658,509
Impairment loss	47,953	64,544
Written off	(15,341)	(33,469)
Reversal	(7,206)	(20,466)
Others	13,103	(9,857)

As at December 31	546,102	659,261

As at December 31, 2018, the Group has derecognized notes receivable that have been discounted or endorsed but not yet due carrying amount in aggregate of RMB29,273 million (December 31, 2017: RMB24,474 million). In addition, as at December 31, 2018, the Group has not derecognized notes receivable that have been discounted or endorsed but not yet due with a carrying amount of RMB444 million (December 31, 2017: RMB227 million).

The derecognized notes receivable had a maturity of one to six months at the end of the reporting period. In accordance with the Law of Negotiable Instruments in the PRC, the holders of the derecognized notes receivable have a right of recourse against the Group if the PRC banks default (the “Continuing Involvement”). In the opinion of the directors, the Group has transferred substantially all risks and rewards relating to the derecognized notes receivable. Accordingly, it has derecognized the full carrying amounts of the derecognized notes receivable and the associated trade payables. The maximum exposure to loss from the Group's Continuing Involvement in the derecognized notes receivable and the undiscounted cash flows to repurchase these derecognized notes receivable is equal to their carrying amounts. In the opinion of the directors, the fair values of the Group’s Continuing Involvement in the derecognized notes receivable are not significant.

During the year ended December 31, 2018, the Group has not recognized any gain or loss on the date of transfer of the derecognized notes receivable. No gains or losses were recognized from the Continuing Involvement, both during the year or cumulatively. The endorsement has been made evenly throughout the year.